Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Feb. 28, 2015	Mar. 01, 2014
Current
Cash and cash equivalents	$ 1,233	$ 1,579
Short-term investments	1,658	950
Accounts receivable, net	503	972
Other receivables	97	152
Inventories	122	244
Income taxes receivable	169	373
Other current assets	375	505
Deferred income tax asset	10	73
Total current assets	4,167	4,848
Long-term investments	316	129
Restricted cash	59	0
Property, plant and equipment, net	556	1,136
Goodwill	76	0
Intangible assets, net	1,375	1,439
Total assets	6,549	7,552
Current
Accounts payable	235	474
Accrued liabilities	658	1,214
Deferred revenue	470	580
Total current liabilities	1,363	2,268
Long-term debt	1,707	1,627
Deferred income tax liability	48	32
Total liabilities	3,118	3,927
Capital stock and additional paid-in capital
Common shares: authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares Issued - 528,802,322 voting common shares (March 1, 2014 - 526,551,953)	2,444	2,418
Treasury stock February 28, 2015- nil (March 1, 2014 - 7,659,685)	0	(179)
Retained earnings	1,010	1,394
Accumulated other comprehensive income (loss)	(23)	(8)
Total shareholders' equity	3,431	3,625
Total liabilities and shareholders' equity	$ 6,549	$ 7,552